Vessels, net - Additional information (Details) $ in Thousands	4 Months Ended	6 Months Ended
	May 06, 2015 USD ($)	Jun. 30, 2016 USD ($)	Jul. 08, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 30, 2016 USD ($)	Mar. 24, 2016 USD ($)	Dec. 31, 2015 USD ($)	Nov. 02, 2015 USD ($)	Sep. 09, 2015 USD ($)	Apr. 30, 2015 USD ($)	Mar. 30, 2015 USD ($)
Proceeds from sale of vessels - Upfront 20% receipt		$ (12,760)		$ 49,000
Carrying amount		94,705					$ 96,428
Impairment loss and loss from sale of vessels and vessel owning companies		(40,784)		$ (140,568)
Assets held for sale
Impairment loss and loss from sale of vessels and vessel owning companies		$ (18,266)
Secured Credit Facility at February 14, 2012
Cash prepayment					$ 15,000
Sales Agreements as of September 9, 2015
Number Of Vessel Owning Companies		14
Vilamoura, Lipari, Petalidi and Bordeira
Number of vessels		4
Vessels total sale price											$ 245,000
Vilamoura, Lipari, Petalidi and Bordeira | Ten Memoranda of Agreement as of April 30, 2015
Number of vessels		4
Proceeds from sale of vessels - Upfront 20% receipt	$ 49,000
Belmar, Calida, Alicante, Mareta, Saga and Daytona
Number of vessels		6
Vessels total sale price											$ 291,000
Belmar, Calida, Alicante, Mareta, Saga and Daytona | Ten Memoranda of Agreement as of April 30, 2015
Number of vessels		6
Proceeds from sale of vessels - Upfront 20% receipt			$ 58,200
Vilamoura, Lipari, Petalidi, Bordeira, Belmar, Calida, Alicante, Mareta, Saga and Daytona
Number of vessels				10
Impairment loss and loss from sale of vessels and vessel owning companies				$ (56,631)
Vilamoura, Lipari, Petalidi, Bordeira, Belmar, Calida, Alicante, Mareta, Saga and Daytona | Ten Memoranda of Agreement as of April 30, 2015
Number of vessels		10
Vessels total sale price										$ 536,000
Petalidi Suezmax tanker
Disposal Date		Jul. 16, 2015
Bordeira Suezmax tanker
Disposal Date		Jul. 21, 2015
Lipari Suezmax tanker
Disposal Date		Jul. 24, 2015
Belmar Aframax tanker
Disposal Date		Jul. 27, 2015
Saga Aframax tanker
Disposal Date		Aug. 06, 2015
Mareta Aframax tanker
Disposal Date		Aug. 07, 2015
Vilamoura Suezmax tanker
Disposal Date		Aug. 19, 2015
Calida Aframax tanker
Disposal Date		Aug. 25, 2015
Daytona Aframax tanker
Disposal Date		Sep. 10, 2015
Alicante Tanker
Disposal Date		Oct. 29, 2015
Capesize | Sales Agreements as of September 9, 2015
Number of vessels		10
Panamax carriers | Sales Agreements as of September 9, 2015
Number of vessels		4
Capesize bulk carriers | Sales Agreements as of September 9, 2015
Number of vessels		3
10 Capesize bulk carriers, 4 Panamax bulk carriers and 3 Capesize bulk carriers
Vessels total sale price									$ 377,000
Line Of Credit									$ 236,716
Mystic Capesize bulk carrier
Disposal Date		Sep. 17, 2015
Raiatea, Robusto, Cohiba, Montecristo, Flecha, Partagas, Woolloomooloo, Saldanha, Topeka and Helena
Number of vessels		10
Disposal Date		Oct. 13, 2015
Capri Capesize bulk carrier
Disposal Date		Sep. 22, 2015
Manasota Capesize bulk carrier
Disposal Date		Oct. 01, 2015
Alameda Capesize bulk carrier
Disposal Date		Dec. 11, 2015
Rangiroa, Negonego and Fakarava
Number of vessels		3
Disposal Date		Mar. 31, 2016
Vessels total sale price						$ 70,000
Impairment loss and loss from sale of vessels and vessel owning companies		$ (23,018)
Debt assumed						$ 102,070
One Vessel
Carrying amount				95,937
Impairment loss and loss from sale of vessels and vessel owning companies				$ (83,937)
Byron and Galveston Supramax Vessels
Vessels total sale price								$ 12,300
Byron Supramax Vessel
Disposal Date		Nov. 25, 2015
Galveston Supramax Vessel
Disposal Date		Nov. 30, 2015